ORGANIZATION AND BASIS OF PRESENTATION (Schedule of Cash Flows of PRC Domestic Entities and PRC Domestic Entities' Subsidiaries) (Detail) (PRC Domestic Entities and the PRC Domestic Entities' subsidiaries [Member], USD $)
In Thousands, unless otherwise specified
12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
PRC Domestic Entities and the PRC Domestic Entities' subsidiaries [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash generated from operating activities	$ 113,176	$ 211,049	$ 109,216
Net cash (used in) generated from investing activities	(113,148)	14,427	(32,406)
Net cash (used in) generated from financing activities	$ (106,688)	$ (117,616)	$ (71,151)